Income Taxes - Schedule of income tax benefit (Details) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes
Federal	$ 0	$ 0
Foreign	0	0
State	(1,767,803)	(1,154,935)
Income Tax Expense (Benefit), Total	$ (1,767,803)	$ (1,154,935)